Segments - Summary of Financial Information Related to Operating Segments (Additional Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Direct to Consumer
Segment Reporting Information [Line Items]
Depreciation expense recognized for assets	$ 1.5	$ 1.3